UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-09813
                                                     ---------
                                 UMB Scout Funds

                              1010 Grand Boulevard
                              Kansas City, MO 64106
                    ----------------------------------------
                    (Address of principal executive offices)

                         Scout Investment Advisors, Inc.
                              1010 Grand Boulevard
                              Kansas City, MO 64106
                     (Name and address of agent for service)
                    ----------------------------------------

      Registrant's telephone number, including area code: (816) 860-7512
                                                          --------------

                       Date of fiscal year end: June 30
                                                -------

                 Date of reporting period: September 30, 2004
                                           ------------------

ITEM 1.  SCHEDULE OF INVESTMENTS

UMB Scout Funds
Schedule of Investments
September 30, 2004 (Unaudited)

UMB SCOUT EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

NUMBER OF
SHARES                                                               VALUE

COMMON STOCKS - 99.5%

CONSUMER DISCRETIONARY - 11.0%
         810 Apollo Group, Inc.*                                         59,430
       1,065 AutoNation, Inc.*                                           18,190
         340 AutoZone, Inc.*                                             26,265
       1,313 Bed, Bath & Beyond, Inc.*                                   48,725
       1,268 Best Buy Co., Inc.                                          68,776
         448 Big Lots, Inc.*                                              5,479
         342 Black & Decker Corp.                                        26,484
         395 Boise Cascade Corp.                                         13,145
         478 Brunswick Corp.                                             21,873
       2,672 Carnival Corp.                                             126,359
         513 Centex Corp.                                                25,886
         835 Circuit City Stores, Inc.                                   12,809
       2,499 Clear Channel Communications, Inc.                          77,894
         768 Coach, Inc.                                                 32,579
       9,329 Comcast Corp., Class A Special*                            263,451
         293 Cooper Tire & Rubber Co.                                     5,910
         578 Dana Corp.                                                  10,225
         641 Darden Restaurants, Inc.                                    14,948
       2,304 Delphi Corp.                                                21,404
         344 Dillard's, Inc., Class A                                     6,791
       8,380 Disney (Walt) Co.                                          188,969
       1,379 Dollar General Corp.                                        27,787
         413 Dow Jones & Co., Inc.                                       16,772
       1,201 Eastman Kodak Co.                                           38,696
       2,742 eBay, Inc.*                                                252,099
         710 Family Dollar Stores, Inc.                                  19,241
         739 Federated Department Stores, Inc.                           33,573
       7,411 Ford Motor Co.                                             104,125
         598 Fortune Brands, Inc.                                        44,306
       1,093 Gannett Co., Inc.                                           91,550
       3,710 Gap, Inc.                                                   69,377
       2,385 General Motors Corp.                                       101,315
         672 Genuine Parts Co.                                           25,791
         671 Goodyear Tire and Rubber Co.*                                7,207
       1,221 Harley-Davidson, Inc.                                       72,576
         533 Harrah's Entertainment, Inc.                                28,238
         704 Hasbro, Inc.                                                13,235
       1,483 Hilton Hotels Corp.                                         27,940
       9,045 Home Depot, Inc.                                           354,564
       1,396 International Game Technology, Inc.                         50,186
       1,774 Interpublic Group of Companies, Inc.*                       18,787
         769 Johnson Controls, Inc.                                      43,687
         584 Jones Apparel Group, Inc.                                   20,907
         199 KB Home                                                     16,814
         306 Knight-Ridder, Inc.                                         20,028
       1,381 Kohl's Corp.*                                               66,550
         735 Leggett & Platt, Inc.                                       20,654
       1,978 Limited Brands, Inc.                                        44,090
         418 Liz Claiborne, Inc.                                         15,767
       3,176 Lowe's Companies, Inc.                                     172,616
         952 Marriott International, Inc., Class A                       49,466

       1,733 Mattel, Inc.                                                31,419
       1,180 May Department Stores Co.                                   30,243
         382 Maytag Corp.                                                 7,017
       5,228 McDonald's Corp.                                           146,541
         772 McGraw-Hill Companies, Inc.                                 61,521
         192 Meredith Corp.                                               9,865
         604 New York Times Co., Class A                                 23,616
       1,058 Newell Rubbermaid, Inc.                                     21,202
       1,061 Nike, Inc., Class B                                         83,607
         554 Nordstrom, Inc.                                             21,185
       1,276 Office Depot, Inc.*                                         19,178
         766 Omnicom Group, Inc.                                         55,964
       1,180 Penney (J.C.) Co., Inc.                                     41,630
         475 Pulte Homes, Inc.                                           29,151
         728 RadioShack Corp.                                            20,850
         238 Reebok International Ltd.                                    8,739
         912 Sears, Roebuck and Co.                                      36,343
         593 Sherwin-Williams Co.                                        26,068
         233 Snap-On, Inc.                                                6,421
         362 Stanley Works                                               15,396
       2,048 Staples, Inc.                                               61,071
       1,697 Starbucks Corp.*                                            77,146
         852 Starwood Hotels & Resorts Worldwide, Inc.                   39,550
       2,028 TJX Companies, Inc.                                         44,697
       3,739 Target Corp.                                               169,190
         661 Tiffany & Co.                                               20,319
      18,799 Time Warner, Inc.*                                         303,416
         886 Toys "R" Us, Inc.*                                          15,718
       1,331 Tribune Co.                                                 54,771
       1,314 Univision Communications, Inc.*                             41,536
         414 VF Corp.                                                    20,472
       7,283 Viacom, Inc., Class B                                      244,417
         519 Visteon Corp.                                                4,147
         442 Wendy's International, Inc.                                 14,851
         267 Whirlpool Corp.                                             16,044
       1,186 Yum! Brands, Inc.                                           48,223
                                                                ----------------
                                                                      4,815,060
                                                                ----------------

CONSUMER STAPLES - 10.4%
         342 Alberto-Culver Co., Class B                                 14,870
       1,547 Albertson's, Inc.                                           37,020
       8,441 Altria Group, Inc.                                         397,065
       3,337 Anheuser-Busch Companies, Inc.                             166,683
       2,640 Archer-Daniels-Midland Co.                                  44,827
       1,914 Avon Products, Inc.                                         83,604
         465 Brown-Forman Corp., Class B                                 21,297
       1,570 Campbell Soup Co.                                           41,275
         812 Clorox Co.                                                  43,279
      10,037 Coca-Cola Co.                                              401,982
       1,967 Coca-Cola Enterprises, Inc.                                 37,176
       2,260 Colgate-Palmolive Co.                                      102,107
       2,281 ConAgra Foods, Inc.                                         58,645
         140 Coors (Adolph) Co., Class B                                  9,509
       1,959 Costco Wholesale Corp.                                      81,416
       1,607 CVS Corp.                                                   67,703

       1,521 General Mills, Inc.                                         68,293
       4,165 Gillette Co.                                               173,847
       1,432 Heinz (H.J.) Co.                                            51,581
       1,060 Hershey Foods Corp.                                         49,513
       1,673 Kellogg Co.                                                 71,370
       2,047 Kimberly-Clark Corp.                                       132,216
       3,002 Kroger Co.*                                                 46,591
         532 McCormick & Company, Inc.                                   18,269
       1,106 Pepsi Bottling Group, Inc.                                  30,027
       7,074 PepsiCo, Inc.                                              344,150
      10,484 Procter & Gamble Co.                                       567,394
         605 Reynolds American, Inc.                                     41,164
       1,783 Safeway, Inc.*                                              34,430
       3,309 Sara Lee Corp.                                              75,644
         513 Supervalu, Inc.                                             14,133
       2,711 SYSCO Corp.                                                 81,113
         686 UST, Inc.                                                   27,618
       4,256 Walgreen Co.                                               152,492
      17,429 Wal-Mart Stores, Inc.                                      927,223
         542 Winn-Dixie Stores, Inc.                                      1,675
         860 Wrigley (Wm., Jr.) Co.                                      54,447
                                                                ----------------
                                                                      4,571,648
                                                                ----------------

ENERGY - 7.1%
         352 Amerada Hess Corp.                                          31,328
       1,011 Anadarko Petroleum Corp.                                    67,090
       1,308 Apache Corp.                                                65,544
         263 Ashland, Inc.                                               14,749
       1,381 Baker Hughes, Inc.                                          60,377
         668 BJ Services Co.*                                            35,010
       1,620 Burlington Resources, Inc.                                  66,096
       8,804 ChevronTexaco Corp.                                        472,247
       2,878 ConocoPhillips                                             238,442
       1,052 Devon Energy Corp.                                          74,703
         451 EOG Resources, Inc.                                         29,698
      26,873 Exxon Mobil Corp.                                        1,298,772
       1,870 Halliburton Co.                                             63,000
         608 Kerr-McGee Corp.                                            34,808
       1,488 Marathon Oil Corp.                                          61,425
         561 Nabors Industries Ltd.*                                     26,563
         573 Noble Corp.*                                                25,756
       1,617 Occidental Petroleum Corp.                                  90,439
         470 Rowan Companies, Inc.*                                      12,408
       2,391 Schlumberger Ltd.                                          160,938
         321 Sunoco, Inc.                                                23,748
       1,324 Transocean, Inc.*                                           47,373
       1,167 Unocal Corp.                                                50,181
         521 Valero Energy Corp.                                         41,789
                                                                ----------------
                                                                      3,092,484
                                                                ----------------

FINANCE - 20.3%
       1,185 ACE Ltd.                                                    47,471
       2,167 AFLAC, Inc.                                                 84,968
       2,969 Allstate Corp.                                             142,482
         427 Ambac Financial Group, Inc.                                 34,139
       5,252 American Express Co.                                       270,268
      10,783 American International Group, Inc.                         733,136
       1,383 AmSouth Bancorporation                                      33,745
       1,220 Aon Corp.                                                   35,062
         461 Apartment Investment & Managment Co.                        16,034
       2,208 BB&T Corp.                                                  87,636
      16,724 Bank of America Corp.                                      724,651
       3,165 Bank of New York Co., Inc.                                  92,323
         418 Bear Stearns Cos., Inc.                                     40,199
       1,033 Capital One Financial Corp.                                 76,339
       5,767 Charles Schwab Corp.                                        52,999
         838 Chubb Corp.                                                 58,895
         678 Cincinnati Financial Corp.                                  27,947
      21,302 Citigroup, Inc.                                            939,844
         788 Comerica, Inc.                                              46,768
       2,326 Countrywide Financial Corp.                                 91,621
       1,475 E*Trade Financial Corp.*                                    16,845
       1,722 Equity Office Properties Trust                              46,925
       1,161 Equity Residential Properties Trust                         35,991
       2,784 Federal Home Loan Mortgage Corp.                           181,628
       4,008 Federal National Mortgage Association                      254,107
         416 Federated Investors, Inc.                                   11,831
       2,404 Fifth Third Bancorp                                        118,325
         502 First Horizon National Corp.                                21,767
       1,105 Franklin Resources, Inc.                                    61,615
         622 Golden West Financial Corp.                                 69,011
       2,048 Goldman Sachs Group, Inc.                                  190,956
       1,200 Hartford Financial Services Group, Inc.                     74,316
         918 Huntington Bancshares, Inc.                                 22,867
      14,663 J.P. Morgan Chase & Co., Inc.                              582,561
         921 Janus Capital Group, Inc.                                   12,535
         540 Jefferson-Pilot Corp.                                       26,816
       1,634 KeyCorp                                                     51,634
       1,118 Lehman Brothers Holdings, Inc.                              89,127
         718 Lincoln National Corp.                                      33,746
         734 Loews Corp.                                                 42,939
         496 M&T Bank Corp.                                              47,467
         626 MBIA, Inc.                                                  36,439
       5,384 MBNA Corp.                                                 135,677
         397 MGIC Investment Corp.                                       26,420
       2,119 Marsh & McLennan Companies, Inc.                            96,965
         891 Marshall & Ilsley Corp.                                     35,907
       1,681 Mellon Financial Corp.                                      46,547
       3,838 Merrill Lynch & Co., Inc.                                  190,825
       3,195 MetLife, Inc.                                              123,487
         600 Moody's Corp.                                               43,950
       4,511 Morgan Stanley                                             222,392
       2,869 National City Corp.                                        110,801
         774 North Fork Bancorporation, Inc.                             34,404
         922 Northern Trust Corp.                                        37,618
       1,185 PNC Financial Services Group, Inc.                          64,109

         701 Plum Creek Timber Co., Inc.                                 24,556
       1,236 Principal Financial Group, Inc.                             44,459
         904 Progressive Corp.                                           76,614
         689 ProLogis                                                    24,280
       1,148 Providian Financial Corp.*                                  17,840
       2,164 Prudential Financial, Inc.                                 101,795
       1,939 Regions Financial Corp.*                                    64,103
         618 SAFECO Corp.                                                28,212
       1,839 SLM Corp.                                                   82,019
         854 Simon Property Group, Inc.                                  45,800
       1,378 SouthTrust Corp.                                            57,407
       1,310 Sovereign Bancorp, Inc.                                     28,584
       2,836 St. Paul Companies, Inc.                                    93,758
       1,381 State Street Corp.                                          58,983
       1,159 SunTrust Banks, Inc.                                        81,605
       1,194 Synovus Financial Corp.                                     31,223
         608 T. Rowe Price Group, Inc.                                   30,972
         433 Torchmark Corp.                                             23,027
       1,193 Union Planters Corp.                                        18,718
       7,877 UnumProvident Corp.                                        227,645
       5,418 Wachovia Corp.                                             254,375
       3,619 Washington Mutual, Inc.                                    141,431
       6,992 Wells Fargo & Co.                                          416,933
         543 XL Capital Ltd., Class A                                    40,177
         485 Zions Bancorporation                                        29,604
                                                                ----------------
                                                                ----------------
                                                                      8,879,197
                                                                ----------------

HEALTH CARE - 12.8%
       6,483 Abbott Laboratories                                        274,620
         625 Aetna, Inc.                                                 62,456
         616 Allergan, Inc.                                              44,691
         480 AmerisourceBergen Corp.                                     25,781
       5,295 Amgen, Inc.*                                               300,121
         563 Anthem, Inc.*                                               49,122
         796 Applera Corp.                                               15,021
         418 Bard (C.R.), Inc.                                           23,671
         212 Bausch & Lomb, Inc.                                         14,087
       2,660 Baxter International, Inc.                                  85,546
       1,119 Becton, Dickinson & Co.                                     57,852
       1,365 Biogen Idec, Inc.*                                          83,497
       1,031 Biomet, Inc.                                                48,333
       3,501 Boston Scientific Corp.*                                   139,095
       8,061 Bristol-Myers Squibb Co.                                   190,804
         569 CIGNA Corp.                                                 39,619
       1,777 Cardinal Health, Inc.                                       77,779
       1,900 Caremark Rx, Inc.*                                          60,933
         861 Chiron Corp.*                                               38,056
       4,641 Eli Lilly & Co.                                            278,692
         319 Express Scripts, Inc.*                                      20,843
         460 Fisher Scientific                                           26,832
       1,608 Forest Laboratories, Inc.*                                  72,328
         909 Genzyme Corp.*                                              49,459
       1,788 Gilead Sciences, Inc.*                                      66,835
       1,256 Guidant Corp.                                               82,946
       2,010 HCA, Inc.                                                   76,682
       1,003 Health Management Associates, Inc.                          20,491
         631 Hospira, Inc.*                                              19,309
         638 Humana, Inc.*                                               12,747
         917 IMS Health, Inc.                                            21,935
      12,213 Johnson & Johnson                                          687,958
         994 King Pharmaceuticals, Inc.*                                 11,868

         354 Manor Care, Inc.                                            10,606
       1,221 McKesson Corp.                                              31,319
       1,147 Medco Health Solutions, Inc*                                35,442
       1,007 MedImmune, Inc.*                                            23,866
       4,965 Medtronic, Inc.                                            257,684
       9,164 Merck & Co., Inc.                                          302,412
         187 Millipore Corp.*                                             8,948
       1,100 Mylan Laboratories, Inc.                                    19,800
      31,142 Pfizer, Inc.                                               952,945
         404 Quest Diagnostics, Inc.                                     35,641
       6,025 Schering-Plough Corp.                                      114,837
         696 St. Jude Medical, Inc.*                                     52,388
       1,736 Stryker Corp.                                               83,467
       1,916 Tenet Healthcare Corp.*                                     20,674
       2,764 UnitedHealth Group, Inc.                                   203,817
         479 Watson Pharmaceuticals, Inc.*                               14,111
         622 Wellpoint Health Networks, Inc.*                            65,366
       5,579 Wyeth                                                      208,654
         975 Zimmer Holdings, Inc.*                                      77,064
                                                                ----------------
                                                                      5,599,050
                                                                ----------------

INDUSTRIALS - 11.3%
       3,210 3M Co.                                                     256,704
       1,269 Allied Waste Industries, Inc.*                              11,231
         801 American Power Conversion Corp.                             13,929
         833 American Standard Companies, Inc.*                          32,412
         423 Avery Dennison Corp.                                        27,825
         736 Block (H&R), Inc.                                           36,373
       3,508 Boeing Co.                                                 181,083
       1,635 Burlington Northern Santa Fe Corp.                          62,637
         930 CSX Corp.                                                   30,876
       1,411 Caterpillar, Inc.                                          113,515
       4,461 Cendant Corp.                                               96,358
         790 Cintas Corp.                                                33,212
         471 Cooper Industries Ltd., Class A                             27,789
         237 Crane Co.                                                    6,854
         162 Cummins, Inc.                                               11,970
       1,244 Danaher Corp.                                               63,792
         995 Deere & Co.                                                 64,227
         524 Delta Air Lines, Inc.*                                       1,724
         194 Deluxe Corp.                                                 7,958
         864 Donnelley (R.R.) & Sons Co.                                 27,060
         882 Dover Corp.                                                 34,283
         621 Eaton Corp.                                                 39,378
       1,824 Emerson Electric Co.                                       112,887
         533 Equifax, Inc.                                               14,050
       1,206 FedEx Corp.                                                103,342
         314 Fluor Corp.                                                 13,979
         806 General Dynamics Corp.                                      82,293
      43,589 General Electric Co.                                     1,463,719
         485 Goodrich Corp.                                              15,210
         356 Grainger (W.W.), Inc.                                       20,523

       3,582 Honeywell International, Inc.                              128,451
         391 ITT Industries, Inc.                                        31,276
       1,310 Illinois Tool Works, Inc.                                  122,053
         730 Ingersoll-Rand Co., Class A                                 49,618
       1,831 Lockheed Martin Corp.                                      102,133
       1,847 Masco Corp.                                                 63,777
         456 Monster Worldwide, Inc.*                                    11,236
         291 Navistar International Corp.*                               10,822
       1,610 Norfolk Southern Corp.                                      47,881
       1,518 Northrop Grumman Corp.                                      80,955
         714 PACCAR, Inc.                                                49,352
         490 Pall Corp.                                                  11,995
         559 Parker-Hannifin Corp.                                       32,903
         894 Pitney Bowes, Inc.                                          39,425
         319 Power-One, Inc.*                                             2,067
       1,840 Raytheon Co.                                                69,883
         690 Robert Half International, Inc.                             17,781
         754 Rockwell Automation, Inc.                                   29,180
         709 Rockwell Collins, Inc.                                      26,332
         246 Ryder System, Inc.                                          11,572
       3,391 Southwest Airlines Co.                                      46,185
         639 Textron, Inc.                                               41,069
       8,208 Tyco International Ltd.                                    251,657
       1,064 Union Pacific Corp.                                         62,350
       4,740 United Parcel Service, Inc.                                359,861
       2,065 United Technologies Corp.                                  192,830
       2,384 Waste Management, Inc.                                      65,179
                                                                ----------------
                                                                      4,965,016
                                                                ----------------

INFORMATION TECHNOLOGY - 15.6%
       3,255 ADC Telecommunications, Inc.*                                5,892
         980 Adobe Systems, Inc.                                         48,481
       1,405 Advanced Micro Devices, Inc.*                               18,265
         549 Affiliated Computer Services, Inc.*                         30,563
       2,104 Agilent Technologies, Inc.*                                 45,383
       1,527 Altera Corp.*                                               29,883
       1,607 Analog Devices, Inc.                                        62,319
         648 Andrew Corp.*                                                7,932
       1,604 Apple Computer, Inc.*                                       62,155
       6,876 Applied Materials, Inc.*                                   113,385
       1,253 Applied Micro Circuits Corp.*                                3,922
         449 Autodesk, Inc.                                              21,835
       2,428 Automatic Data Processing, Inc.                            100,325
       1,921 Avaya, Inc.*                                                26,779
         957 BMC Software, Inc.*                                         15,130
       1,321 Broadcom Corp., Class A*                                    36,050
       2,208 CIENA Corp.*                                                 4,372
      28,049 Cisco Systems, Inc.*                                       507,687
         658 Citrix Systems, Inc.*                                       11,528
       2,477 Computer Associates International, Inc.                     65,145
         756 Computer Sciences Corp.*                                    35,608
       1,542 Compuware Corp.*                                             7,941

         786 Comverse Technology, Inc.*                                  14,800
         548 Convergys Corp.*                                             7,360
       5,844 Corning, Inc.*                                              64,752
      10,332 Dell, Inc.*                                                367,819
       9,979 EMC Corp.*                                                 115,158
       1,308 Electronic Arts, Inc.*                                      60,155
       2,236 Electronic Data Systems Corp.                               43,356
       3,544 First Data Corp.                                           154,164
         885 Fiserv, Inc.*                                               30,851
       1,241 Gateway, Inc.*                                               6,143
      12,571 Hewlett-Packard Co.                                        235,706
      26,522 Intel Corp.                                                532,031
       6,905 International Business Machines Corp.                      592,035
         822 Intuit, Inc.*                                               37,319
       5,833 JDS Uniphase Corp.*                                         19,657
         812 Jabil Circuit, Inc.*                                        18,676
         891 KLA-Tencor Corp.*                                           36,959
       1,451 LSI Logic Corp.*                                             6,254
         521 Lexmark International, Inc.*                                43,769
       1,259 Linear Technology Corp.                                     45,626
      18,208 Lucent Technologies, Inc.*                                  57,719
       1,391 Maxim Integrated Products, Inc.                             58,825
         381 Mercury Interactive Corp.*                                  13,289
       2,456 Micron Technology, Inc.*                                    29,546
      45,010 Microsoft Corp.                                          1,244,527
         768 Molex, Inc.                                                 22,902
       9,627 Motorola, Inc.                                             173,671
         390 NCR Corp.*                                                  19,340
         654 NVIDIA Corp.*                                                9,496
       1,420 National Semiconductor Corp.*                               21,996
       1,510 Network Appliance, Inc.*                                    34,730
       1,474 Novell, Inc.*                                                9,301
         618 Novellus Systems, Inc.*                                     16,433
      21,534 Oracle Corp.*                                              242,903
         697 PMC-Sierra, Inc.*                                            6,141
       1,098 Parametric Technology Corp.*                                 5,797
       1,622 Paychex, Inc.                                               48,903
       1,515 PeopleSoft, Inc.*                                           30,073
         486 PerkinElmer, Inc.                                            8,369
         382 QLogic Corp.*                                               11,311
       6,712 QUALCOMM, Inc.                                             262,036
         577 Sabre Holdings Corp.                                        14,154
       2,105 Sanmina-SCI Corp.*                                          14,840
         681 Scientific-Atlanta, Inc.                                    17,652
       2,077 Siebel Systems, Inc.*                                       15,661
       4,115 Solectron Corp.*                                            20,369
      14,036 Sun Microsystems, Inc.*                                     56,705
       1,158 Sungard Data Systems, Inc.*                                 27,526
       1,373 Symantec Corp.*                                             75,350
         883 Symbol Technologies, Inc.                                   11,161
         324 Tektronix, Inc.                                             10,773
       1,694 Tellabs, Inc.*                                              15,568
         771 Teradyne, Inc.*                                             10,331
       7,181 Texas Instruments, Inc.                                    152,812
         623 Thermo Electron Corp.*                                      16,833
       1,306 Unisys Corp.*                                               13,478
       1,756 VERITAS Software Corp.*                                     31,257
         465 Waters Corp.*                                               20,507
       3,543 Xerox Corp.*                                                49,885
       1,490 Xilinx, Inc.                                                40,230
       5,655 Yahoo!, Inc.*                                              191,761
                                                                ----------------
                                                                      6,827,331
                                                                ----------------

MATERIALS - 3.0%
       1,020 Air Products & Chemicals, Inc.                              55,467
       3,623 Alcoa, Inc.                                                121,696
         309 Allegheny Technologies, Inc.                                 5,639
         432 Ball Corp.                                                  16,170
         408 Bemis Co., Inc.                                             10,845
       3,937 Dow Chemical Co.                                           177,874
       4,162 Du Pont (E.I.) de Nemours & Co.                            178,134
         296 Eastman Chemical Co.                                        14,075
         986 Ecolab, Inc.                                                31,000
         480 Engelhard Corp.                                             13,608
         716 Freeport-McMoRan Copper & Gold, Inc., Class B               28,998
       1,023 Georgia-Pacific Corp.                                       36,777
         194 Great Lakes Chemical Corp.                                   4,966
         425 Hercules, Inc.*                                              6,056
         364 International Flavors & Fragrances, Inc.                    13,905
       2,006 International Paper Co.                                     81,062
         506 Louisiana-Pacific Corp.                                     13,131
         768 MeadWestvaco Corp.                                          24,499
       1,076 Monsanto Co.                                                39,188
       1,860 Newmont Mining Corp.                                        84,686
         322 Nucor Corp.                                                 29,421
         694 PPG Industries, Inc.                                        42,528
         610 Pactiv Corp.*                                               14,183
         380 Phelps Dodge Corp.                                          34,971
       1,416 Praxair, Inc.                                               60,520
         852 Rohm & Haas Co.                                             36,610
         347 Sealed Air Corp.*                                           16,083
         283 Sigma Aldrich Corp.                                         16,414
         208 Temple-Inland, Inc.                                         13,967
         470 United States Steel Corp.                                   17,681
         390 Vulcan Materials Co.                                        19,871
       1,045 Weyerhaeuser Co.                                            69,472
         330 Worthington Industries, Inc.                                 7,046
                                                                ----------------
                                                                      1,336,543
                                                                ----------------

MISCELLANEOUS - 1.3%
       5,242 Standard & Poor's Depositary Receipts                      585,846
                                                                ----------------

TELECOMMUNICATION SERVICES - 3.6%
       1,258 ALLTEL Corp.                                                69,077
       3,304 AT&T Corp.                                                  47,313
      11,278 AT&T Wireless Services, Inc.*                              166,689
       7,714 BellSouth Corp.                                            209,204
         593 CenturyTel, Inc.                                            20,304
       1,472 Citizens Communications Co.*                                19,710
       4,580 Nextel Communications, Inc., Class A*                      109,187
       7,789 Qwest Communications International, Inc.*                   25,937
      13,638 SBC Communications, Inc.                                   353,906
       6,127 Sprint Corp. (FON Group)                                   123,337
      11,421 Verizon Communications, Inc.                               449,759
                                                                ----------------
                                                                      1,594,423
                                                                ----------------

UTILITIES - 3.1%
       2,411 AES Corp.*                                                  24,086
         506 Allegheny Energy, Inc.*                                      8,076
         755 Ameren Corp.                                                34,843
       1,643 American Electric Power Co., Inc.                           52,510
         580 CMS Energy Corp.*                                            5,522
       1,624 Calpine Corp.*                                               4,710
       1,383 CenterPoint Energy, Inc.                                    14,328
         689 Cinergy Corp.                                               27,284
       1,009 Consolidated Edison, Inc.                                   42,418
         747 Constellation Energy Group, Inc.                            29,760
         721 DTE Energy Co.                                              30,419
       1,433 Dominion Resources, Inc.                                    93,503
       4,037 Duke Energy Corp.                                           92,407
       1,543 Dynegy, Inc.*                                                7,700
       1,359 Edison International, Inc.                                  36,027
       2,678 El Paso Corp.                                               24,611
       1,052 Entergy Corp.                                               63,762
       2,821 Exelon Corp.                                               103,502
         868 FPL Group, Inc.                                             59,302
       1,471 FirstEnergy Corp.                                           60,429
         609 KeySpan Corp.                                               23,873
         506 Kinder Morgan, Inc.                                         31,787
         169 NICOR, Inc.                                                  6,202
       1,050 NiSource, Inc.                                              22,061
       1,745 PG&E Corp.*                                                 53,048
         785 PPL Corp.                                                   37,036
         141 Peoples Energy Corp.                                         5,877
         357 Pinnacle West Capital Corp.                                 14,816
         944 Progress Energy, Inc.                                       39,969
         990 Public Service Enterprise Group, Inc.                       42,174
         966 Sempra Energy Co.                                           34,960
       3,049 Southern Co.                                                91,409
       1,248 TXU Corp.                                                   59,804
         737 Teco Energy, Inc.                                            9,971
       2,134 Williams Companies, Inc.                                    25,821
       1,542 Xcel Energy, Inc.                                           26,707
                                                                ----------------
                                                                      1,340,714
                                                                ----------------

TOTAL COMMON STOCKS (COST $39,306,952) - 99.5%                       43,607,312

U.S. GOVERNMENT AGENCIES (COST $183,000) - 0.4%
             Federal Home Loan Bank
    $183,000 1.65%, 10/01/04                                            183,000
                                                                ----------------

TOTAL INVESTMENTS (COST $39,489,952) - 99.9%                         43,790,312

Other assets less liabilities - 0.1%                                     56,102
                                                                ----------------

TOTAL NET ASSETS - 100.0%
(equivalent to $7.68 per share;
unlimited shares of $1.00 par value
capital shares authorized;
5,712,008 shares outstanding)                                        43,846,414
                                                                ================

*Non-income producing security

See accompanying Notes to Financial Statements.

UMB SCOUT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

NUMBER OF
SHARES                                                              VALUE

COMMON STOCKS - 90.8%
CONSUMER DISCRETIONARY - 12.3%
       118,500 Flexsteel Industries, Inc.                            $2,103,375
       119,500 Helen of Troy Ltd.*                                    3,252,790
        75,000 Kellwood Co.                                           2,733,750
       100,000 RC2 Corp.*                                             3,290,000
       100,000 Sonic Corp.                                            2,563,000
        60,000 Winnebago Industries, Inc                              2,078,400
                                                               -----------------
                                                                     16,021,315
                                                               -----------------

CONSUMER STAPLES - 1.8%
        65,000 Ralcorp Holdings, Inc.                                 2,346,500
                                                               -----------------

HEALTH CARE - 9.8%
        80,000 Datascope Corp.                                        2,984,000
       105,000 LabOne, Inc.*                                          3,069,150
       175,000 Mediware Information Systems, Inc.*                    2,056,250
       200,000 Serologicals Corp.*                                    4,666,000
                                                               -----------------
                                                                     12,775,400
                                                               -----------------

INDUSTRIALS - 33.6%
        75,000 Baldor Electric Co.                                    1,774,500
       100,000 CLARCOR, Inc.                                          4,767,000
        57,500 Curtiss-Wright Corp.                                   3,290,725
        80,000 Franklin Electric Co., Inc.                            3,168,000
       110,000 Gardner Denver, Inc.*                                  3,032,700
        60,000 Genlyte Group, Inc.*                                   3,863,400
       180,000 Heartland Express, Inc.                                3,321,000
       135,000 Herley Industries, Inc.*                               2,523,150
       200,000 Kansas City Southern*                                  3,034,000
        62,300 Lawson Products, Inc.                                  2,552,431
       212,000 Layne Christensen Co.*                                 3,194,840
        60,000 Measurement Specialties, Inc                           1,491,000
       110,000 Stratasys, Inc.                                        3,471,050
       170,000 Teledyne Technologies, Inc.*                           4,256,800
                                                               -----------------
                                                                     43,740,596
                                                               -----------------

INFORMATION TECHNOLOGY - 23.2%
        85,000 ANSYS, Inc.*                                           4,227,050
       105,000 Anixter International, Inc.                            3,684,450
        30,000 MICROS Systems, Inc                                    1,502,100
       200,000 MSC Software Corp.*                                    1,608,000
       350,000 Microsemi Corp.*                                       4,935,000
       175,000 SBS Technologies, Inc.*                                2,135,000
       250,000 THQ, Inc.*                                             4,865,000
       208,000 Universal Electronics, Inc.*                           3,490,240
       100,000 Varian, Inc.*                                          3,787,000
                                                               -----------------
                                                                     30,233,840
                                                               -----------------

MATERIALS - 3.0%
       110,000 Albemarle Corp.                                       $3,859,900
                                                               -----------------

MISCELLANEOUS - 4.5%
       100,000 iShares Russell 2000 Growth                            5,860,000
                                                               -----------------

TELECOMMUNICATION - 2.6%
       105,000 j2 Global Communications, Inc.                         3,316,950
                                                               -----------------


TOTAL COMMON STOCK (COST $104,060,451) - 90.8%                      118,154,501
                                                               -----------------

U.S GOVERNMENT AGENCIES (COST $8,619,000) - 6.6%
               Federal Home Loan Bank
    $8,619,000 1.65%, 10/01/04                                        8,619,000
                                                               -----------------

TOTAL INVESTMENTS (COST $112,679,451) - 97.4%                       126,773,501

Other assets less liabilities - 2.6%                                  3,333,331
                                                               -----------------

TOTAL NET ASSETS - 100.0%
(equivalent to $14.25 per share;
unlimited shares of $1.00 par value
capital shares authorized;
9,128,060 shares outstanding)                                      $130,106,832
                                                               =================

*Non-income producing security

See accompanying Notes to Financial Statements.

UMB SCOUT TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS
9/30/2004 (UNAUDITED)

NUMBER OF
SHARES                                                                VALUE

COMMON STOCKS - 87.7%
COMMUNICATIONS EQUIPMENT - 19.6%
         14,900 Comverse Technology, Inc.*                             $280,567
         11,550 Ericsson L.M. Telephone Co. S.A.* ADR                   360,822
          8,400 Juniper Networks, Inc.*                                 198,240
          6,400 QUALCOMM, Inc.                                          249,856
         11,400 Tekelec*                                                190,152
                                                               -----------------
                                                                      1,279,637
                                                               -----------------

COMPUTERS & PERIPHERALS - 6.7%
          4,500 DST Systems, Inc.*                                      200,115
         10,150 Network Appliance, Inc.*                                233,450
                                                               -----------------
                                                                        433,565
                                                               -----------------

CONSUMER DISCRETIONARY - 5.9%
          4,200 eBay, Inc.*                                             386,148
                                                               -----------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 10.6%
         20,000 Flextronics International Ltd.*                         265,000
          4,500 Garmin Ltd.                                             194,625
         13,400 PerkinElmer, Inc.                                       230,748
                                                               -----------------
                                                                        690,373
                                                               -----------------


SEMICONDUCTOR EQUIPMENT & PRODUCTS - 3.0%
          5,000 Analog Devices, Inc.                                    193,900
                                                               -----------------

SOFTWARE - 41.9%
         14,300 Activision, Inc.*                                      $198,341
          3,900 Adobe Systems, Inc.                                     192,933
          6,200 Autodesk, Inc.                                          301,506
         40,000 Parametric Technology Corp.*                            211,200
         15,000 RSA Security, Inc.*                                     289,500
          6,300 SAP A.G.                                                245,385
          4,750 Symantec Corp.*                                         260,680
         27,000 TIBCO Software*                                         229,770
         15,000 VeriSign, Inc.*                                         298,200
         23,000 Wind River Systems, Inc.*                               280,600
          6,500 Yahoo! Inc.                                             220,415
                                                               -----------------
                                                                      2,728,530
                                                               -----------------

TOTAL COMMON STOCKS (COST $4,570,003) - 87.7%                         5,712,153
                                                               -----------------

U.S. GOVERNMENT AGENCIES (COST $428,000) - 6.6% Federal
                           Home Loan Bank
                  $428,000 1.65%, 10/01/04                              428,000
                                                               -----------------

TOTAL INVESTMENTS (COST $4,998,003) - 94.3%                           6,140,153

Other assets less liabilites - 5.7%                                     370,831
                                                               -----------------

TOTAL NET ASSETS - 100.0%
(equivalent to $2.88 per share;
unlimited shares of $1.00 par value
capital shares authorized;
2,257,372 shares outstanding)                                        $6,510,984
                                                               =================

*Non-income producing
security

See accompanying Notes to
Financial Statements.

UMB SCOUT ENERGY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

NUMBER OF
SHARES                                                                VALUE

COMMON STOCKS - 95.3%
MATERIALS - 6.1%
        1,500 Arch Coal, Inc.                                            53,235
        5,000 BHP Billiton Ltd. ADR                                     103,750
        1,500 Peabody Energy Corp.                                       89,250
                                                                  --------------
                                                                        246,235
                                                                  --------------

OIL - DRILLING - 10.7%
        2,000 Atwood Oceanics, Inc.*                                     95,080
        2,000 Nabors Industries Ltd.*                                    94,700
        3,000 Noble Corp.*                                              134,850
        3,000 Transocean, Inc.*                                         107,340
                                                                  --------------
                                                                        431,970
                                                                  --------------

OIL - EQUIPMENT & SERVICES - 10.3%
        1,500 Baker Hughes, Inc.                                         65,580
        1,500 BJ Services Co.                                            78,615
        1,500 Schlumberger Ltd.                                         100,965
        1,500 Smith International, Inc.                                  91,095
        2,000 Technip S.A.                                               81,420
                                                                  --------------
                                                                        417,675
                                                                  --------------

OIL - EXPLORATION & PRODUCTION - 28.3%
        2,300 Anadarko Petroleum Corp.                                  152,628
        3,000 Apache Corp.                                              150,330
        2,500 BG Group PLC                                               85,100
        3,500 Burlington Resources, Inc.                                142,800
        3,000 Canadian Natural Resources Ltd.                           119,490
        2,500 EnCana Corp.                                              115,750
        2,000 EOG Resources, Inc.                                       131,700
        3,000 St. Mary Land & Exploration Co.                           119,430
        5,000 Talisman Energy, Inc.                                     129,500
                                                                  --------------
                                                                      1,146,728
                                                                  --------------

OIL - INTEGRATED DOMESTIC - 6.9%
        2,000 ConocoPhillips                                            165,700
        2,000 Occidental Petroleum Corp.                                111,860
                                                                  --------------
                                                                        277,560
                                                                  --------------

OIL - INTEGRATED INTERNATIONAL - 20.4%
          500 Amerada Hess Corp.                                         44,500
        2,000 BP PLC ADR                                                115,060
        1,000 ChevronTexaco Corp.                                        53,640
        5,000 Exxon Mobil Corp.                                         241,650
        2,000 Imperial Oil Ltd.                                         103,420
        2,500 Marathon Oil Corp.                                        103,200
          500 OMV A.G.                                                  115,189
          500 Total S.A.                                                 51,085
                                                                  --------------
                                                                        827,744
                                                                  --------------

OIL - REFINING & MARKETING - 5.8%
        1,000 Sunoco, Inc.                                              $73,980
        2,000 Valero Energy Corp.                                       160,420
                                                                  --------------
                                                                        234,400
                                                                  --------------

UTILITIES - 6.8%
        3,500 Southwestern Energy Co.*                                  146,965
        4,000 XTO Energy, Inc.                                          129,920
                                                                  --------------
                                                                        276,885
                                                                  --------------


TOTAL COMMON STOCKS (COST $2,955,801) - 95.3%                         3,859,197
                                                                  --------------

U.S. GOVERNMENT AGENCIES (COST $187,000) - 4.6%
              Federal Home Loan Bank
     $187,000 1.65%, 10/01/04                                           187,000
                                                                  --------------

TOTAL INVESTMENTS (COST $3,142,801) - 99.9%                           4,046,197

Other assets less liabilities - 0.1%                                      2,888
                                                                  --------------

TOTAL NET ASSETS - 100.0%
(equivalent to $13.25 per share;
unlimited shares of $1.00 par value
capital shares authorized;
305,666 shares outstanding)                                          $4,049,085
                                                                  ==============

ADR - American Depositary Receipt
*Non-income producing security

See accompanying Notes to Financial Statements.

ITEM 2.  CONTROLS AND PROCEDURES

a) The Registrant's principal executive office and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant's service provider.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's most recently ended fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

(a)Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UMB Scout Funds

/s/ James L. Moffett
---------------------
James L. Moffett
Principal Executive Officer
November 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ James L. Moffett
---------------------
James L. Moffett
Principal Executive Officer
November 26, 2004

/s/ Barbara J. Demmer
---------------------
Barbara J. Demmer
Principal Financial Officer
November 26, 2004